DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	December 31, 2024	December 31, 2023

Secured Term Loan	$322,500	$387,000
Secured Revolving Credit Facility	-	10,000
Borrowings from Long-Term 24 Month Working Capital Facilities	4,235	11,479
Less: unamortized debt issuance costs	(3,613)	(5,170)
Total loans and borrowings	323,122	403,309
Less: current installments	(68,735)	(71,744)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$254,387	$331,565

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	December 31,	December 31,
	2024	2023

Other short-term borrowings from working capital facilities	$59,832	$49,001
Less: unamortized debt issuance costs	(112)	(112)
Short-term debt, excluding current installments of long-term debt	$59,720	$48,889

SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT	Scheduled principal payments of long-term debt for periods subsequent to December 31, 2024, are as follows (in US$ thousands):
2025	$68,735
2026	64,500
2027	193,500
2028	-
2029	-
Total	$326,735